Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 2,019	€ 3,048
Other non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	1,356	1,446
- fair value hedges
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	113	244
Cash flow hedges
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	458	1,275
- hedges of net investments in foreign operations
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 92	€ 83